Utility Plant and Leases - Schedule of Net Utility Plant (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 6,193,564	$ 5,854,917
Less: accumulated depreciation	(2,172,966)	(2,084,007)
Acquisition adjustments, net	196	370
Construction work in progress	111,177	119,805
Net utility plant	4,131,971	3,891,085
Software and Software-related Intangibles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	224,260	203,323
Storage [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	24,614	22,944
Transmission [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	349,981	312,996
Distribution [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	5,198,531	4,935,730
General [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	382,084	365,865
Other [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 14,094	$ 14,059